Note 14 - Retirement and Pension Plans (Details) - Percentage of Major Category of Plan Assets (Under Review)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash [Member]
Note 14 - Retirement and Pension Plans (Details) - Percentage of Major Category of Plan Assets (Under Review) [Line Items]
Percentage of major category of plan assets	17.00%	19.00%
Debt Securities [Member]
Note 14 - Retirement and Pension Plans (Details) - Percentage of Major Category of Plan Assets (Under Review) [Line Items]
Percentage of major category of plan assets	30.00%	31.00%
Equity Securities [Member]
Note 14 - Retirement and Pension Plans (Details) - Percentage of Major Category of Plan Assets (Under Review) [Line Items]
Percentage of major category of plan assets	50.00%	50.00%